Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss for the year	$ (3,511,667)	$ (5,231,295)	$ (4,023,504)
Items not affecting cash
Depreciation	28,277	28,274	27,039
Unrealized foreign exchange			9,575
Loss on disposal of property, plant and equipment		1,760	3,985
Share-based payments	1,308,740	2,693,070	1,869,010
Accounts receivable and prepaid expenses	(35,453)	11,935	2,566
Trade and other payables	290,182	(178,511)	(209,807)
Net cash used in operating activities	(1,919,921)	(2,674,767)	(2,321,136)
Investing activities
Deposits on mill equipment	(7,694,900)	(3,642,826)	(324,600)
Property, plant and equipment – purchase	(802,804)	(305,074)	(22,538)
Exploration and evaluation assets – costs	(9,674,048)	(8,860,153)	(5,177,485)
Net cash used in investing activities	(18,171,752)	(12,808,053)	(5,524,623)
Financing activities
Issuance of shares, net of share issue costs	8,838,441	19,115,418	4,091,646
Options exercised	16,560	1,105,290	143,490
Share issuance cost on cashless exercise of options (Note 8(d))	(17,282)	(203,232)
Warrants and finders’ warrants exercised		2,029,872	7,157,851
Net cash from financing activities	8,837,719	22,047,348	11,392,987
Change in cash and cash equivalents	(11,253,954)	6,564,528	3,547,228
Cash and cash equivalents, beginning of year	16,334,534	9,770,006	6,222,778
Cash and cash equivalents, end of year	$ 5,080,580	$ 16,334,534	$ 9,770,006